Risk Management and Report (Details) - Schedule of Guarantees Values - CLP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Corporate lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	$ 15,159,292	$ 15,474,528
Mortgages	4,157,394	3,993,984
Pledge	204,423	193,235
Securities	610,957	590,126
Warrants	3,503	4,386
Net collateral	4,976,277	4,781,731
Net exposure	10,183,015	10,692,797
Small business lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	4,870,752	4,834,217
Mortgages	3,330,145	3,352,055
Pledge	16,097	20,294
Securities	10,464	11,700
Warrants
Net collateral	3,356,706	3,384,049
Net exposure	1,514,046	1,450,168
Consumer lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	5,310,462	4,995,230
Mortgages	363,923	364,469
Pledge	607	912
Securities	2,633	3,364
Warrants
Net collateral	367,163	368,745
Net exposure	4,943,299	4,626,485
Mortgage lending [Member]
Guarantees [Line items]
Maximum exposure to credit risk	12,310,768	11,422,322
Mortgages	10,510,587	9,928,827
Pledge	125	133
Securities	301	607
Warrants
Net collateral	10,511,013	9,929,567
Net exposure	1,799,755	1,492,755
Loans to customers [Member]
Guarantees [Line items]
Maximum exposure to credit risk	37,651,274	36,726,297
Mortgages	18,362,049	17,639,335
Pledge	221,252	214,574
Securities	624,355	605,797
Warrants	3,503	4,386
Net collateral	19,211,159	18,464,092
Net exposure	$ 18,440,115	$ 18,262,205